SCHEDULE OF ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
Tax payable	$ 20,002	$ 15,913
Others	20,297	5,279
Total	$ 40,299	$ 21,192